SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 8.8%
Agency - 1.2%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	597,740	0.75	5/28/35	583,335
FNMA REMICS, Series 2001-W2, Class AS5 [14]	1,860	6.47	10/25/31	1,895
Small Business Administration, Series 2006-20D, Class 1	170,625	5.64	4/1/26	183,791
Small Business Administration, Series 2007-20B, Class 1	155,686	5.49	2/1/27	168,693
Small Business Administration, Series 2007-20J, Class 1	225,335	5.57	10/1/27	242,945

				1,180,659

Non-Agency - 7.6%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 [1,4]	499,642	6.50	8/15/30	531,920
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	1.31	11/25/33	703,406
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	314,094	3.50	6/28/57	323,615
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	106,619
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	315,157
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	1,149	5.17	9/25/34	1,155
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	141	4.56	10/20/32	141
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	78,008	5.12	2/25/35	77,894
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	161,810	1.16	11/25/33	156,544
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	316,892	1.04	10/25/33	310,190
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	257,753	2.75	1/25/61	263,720
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	2,576	5.04	11/25/33	2,651
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	500,000	3.63	9/10/25	517,901
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	822,857	3.30	5/10/24	832,070
Towd Point Mortgage Trust, Series 2019-MH1, Class A1A 1, [4]	928,616	2.18	2/25/60	940,395
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	814,116
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1 1, [4]	836,161	3.75	11/25/58	843,237
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 1, [4]	600,596	3.00	11/25/59	610,079

				7,350,810

Total Asset-Backed Securities (cost: $8,458,172)				8,531,469

Collateralized Mortgage Obligations - 15.9%
Agency - 9.1%
FHLMC REMICS, Series 2528, Class KM	20,811	5.50	11/15/22	21,557
FHLMC REMICS, Series 3104, Class BY	95,166	5.50	1/15/26	102,897
FHLMC REMICS, Series 3806, Class JA	218,821	3.50	2/15/26	227,297
FHLMC REMICS, Series 4246, Class PT	458,718	6.50	2/15/36	552,649
FHLMC REMICS, Series 4759, Class NA	698,668	3.00	8/15/44	719,719
FHLMC REMICS, Series 4776, Class QG	642,711	3.00	9/15/42	653,608
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	764,998	7.00	3/25/44	935,558
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	427,541	3.67	8/25/43	455,924
FNMA REMICS, Series 2003-52, Class NA	23,116	4.00	6/25/23	23,532
FNMA REMICS, Series 2005-68, Class PC	1,373	5.50	7/25/35	1,379
FNMA REMICS, Series 2008-65, Class CD	93	4.50	8/25/23	93
FNMA REMICS, Series 2009-13, Class NX	938	4.50	3/25/24	961
FNMA REMICS, Series 2009-71, Class MB	26,061	4.50	9/25/24	26,961
FNMA REMICS, Series 2009-88, Class DA	83	4.50	10/25/20	83
FNMA REMICS, Series 2012-19, Class GH	22,127	3.00	11/25/30	22,709
FNMA REMICS, Series 2013-74, Class AD	88,331	2.00	7/25/23	89,188
FNMA REMICS, Series 2017-97, Class DP	654,952	3.50	10/25/46	670,371
FNMA REMICS, Series 2018-1, Class TE	421,014	3.50	3/25/44	436,065
FNMA REMICS, Series 2018-25, Class AG	560,796	3.50	4/25/47	599,304

JUNE 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	777,184	2.96	11/25/37	817,385
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	822,240	2.89	12/25/37	865,164
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	185,237	0.62	10/7/20	184,978
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	890,047	0.73	12/8/20	890,046
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	459,283	4.00	2/25/59	511,188
Vendee Mortgage Trust, Series 1993-1, Class ZB	41,353	7.25	2/15/23	43,993

				8,852,609

Non-Agency - 6.8%
Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 1 Mo. Libor + 0.70% [1]	423,895	0.88	1/25/35	421,639
COLT Mortgage Loan Trust, Series 2019-1, Class A1 1, [4]	229,934	3.71	3/25/49	232,253
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	30,275	0.68	6/25/35	28,061
JP Morgan Mortgage Trust, Series 2020-2, Class A4 1, [4]	882,551	3.50	7/25/50	904,658
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	140,281	4.09	11/21/34	140,285
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	66,872	6.25	6/25/33	71,146
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	81,623	5.50	7/25/33	84,533
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	57,888	5.50	12/25/33	59,035
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	29,000	5.35	11/25/35	29,138
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	482,232	4.00	3/25/57	517,678
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	503,284	4.00	4/25/57	538,274
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	212,306	1.68	6/25/57	212,610
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	346,576	4.00	12/25/57	367,245
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	554,809	0.93	1/25/48	549,098
Oaks Mortgage Trust, Series 2015-1, Class A9 1, [4]	401,950	3.00	4/25/46	401,475
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	53,654	6.00	2/25/34	56,834
RAAC Trust, Series 2004-SP3, Class AI5 [1]	157	4.89	12/25/32	159
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	478,317	4.21	4/25/42	490,207
Sequoia Mortgage Trust, Series 2017-4, Class A4 1, [4]	158,313	3.50	7/25/47	160,282
Sequoia Mortgage Trust, Series 2018-3, Class A4 1, [4]	376,655	3.50	3/25/48	383,056
Sequoia Mortgage Trust, Series 2020-2, Class A4 1, [4]	789,269	3.50	3/25/50	813,380
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	51,498	3.22	6/25/33	51,545
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	77,218	1.99	2/27/34	73,561

				6,586,152

Total Collateralized Mortgage Obligations (cost: $15,054,226)				15,438,761

Corporate Bonds - 20.4%
AmSouth Bancorp. (Subordinated)	750,000	6.75	11/1/25	910,423
Bank of America Corp., SOFRRATE + 1.15% [1]	600,000	1.32	6/19/26	601,561
Capital One Bank USA NA, SOFRRATE + 0.91% [1]	175,000	2.28	1/28/26	177,595
Citizens Financial Group, Inc. (Subordinated)	900,000	3.75	7/1/24	967,517
Comerica Bank (Subordinated)	500,000	4.00	7/27/25	541,941
Credit Suisse Group Funding Guernsey, Ltd. [4]	450,000	3.75	3/26/25	496,054
Delta Air Lines 2015-1 Class A Pass Through Trust	603,658	3.88	7/30/27	531,150
Discover Bank	400,000	4.25	3/13/26	449,614
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	320,644	5.13	11/30/22	296,647
Duke Energy Florida Project Finance, LLC	891,480	1.73	9/1/22	892,155
Fidelity & Guaranty Life Holdings, Inc. [4]	900,000	5.50	5/1/25	972,000
Fulton Financial Corp. (Subordinated)	900,000	4.50	11/15/24	964,187
Georgia-Pacific, LLC	645,000	7.38	12/1/25	824,297
John Hancock Life Insurance Co. (Subordinated) [4]	900,000	7.38	2/15/24	1,044,752
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	1.25	5/10/23	896,841

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
KeyBank (Subordinated)	500,000	3.40	5/20/26	551,548
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	900,999
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	972,604
Minnesota Life Insurance Co. (Subordinated) [4]	750,000	8.25	9/15/25	962,820
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% [1], [4]	725,000	2.60	12/15/24	721,826
NetApp, Inc.	300,000	1.88	6/22/25	304,275
Prudential Insurance Co. of America (Subordinated) [4]	700,000	8.30	7/1/25	908,322
RenaissanceRe Finance, Inc.	500,000	3.70	4/1/25	532,660
SBA Tower Trust, Series 2014-2A, Class C [4]	750,000	3.87	10/8/24	792,024
TIAA FSB Holdings, Inc. (Subordinated)	750,000	5.75	7/2/25	824,589
United Airlines 2014-2 Class B Pass Through Trust	580,877	4.63	9/3/22	512,042
Upjohn, Inc. [4]	200,000	1.65	6/22/25	203,926
Webster Financial Corp.	950,000	4.38	2/15/24	998,145

Total Corporate Bonds (cost: $19,563,849)				19,752,514

Mortgage Pass-Through Securities - 20.3%
Federal Home Loan Mortgage Corporation - 3.9%
Freddie Mac	620,444	2.00	11/1/31	645,060
Freddie Mac	781,560	2.00	8/1/32	812,718
Freddie Mac	112,751	3.00	9/1/27	119,220
Freddie Mac	1,044,659	3.00	1/1/35	1,109,752
Freddie Mac	23,320	3.50	7/1/26	24,520
Freddie Mac	660,892	3.50	9/1/32	699,214
Freddie Mac	144,869	4.00	7/1/26	153,594
Freddie Mac	159,473	4.00	1/1/27	169,223
Freddie Mac	443	4.50	12/1/21	466
Freddie Mac	6,103	4.50	7/1/26	6,427
Freddie Mac	10,530	5.00	10/1/25	11,485
Freddie Mac	2	5.50	12/1/20	2
Freddie Mac	2,747	5.50	3/1/21	2,766
Freddie Mac	1,004	5.50	3/1/21	1,008

				3,755,455

Federal National Mortgage Association - 13.0%
Fannie Mae	1,272,597	2.35	5/1/23	1,321,266
Fannie Mae	1,171,634	2.50	2/1/35	1,233,835
Fannie Mae	1,670,486	2.99	3/1/22	1,717,435
Fannie Mae	189,832	3.00	8/1/28	199,647
Fannie Mae	966,267	3.00	9/1/32	1,026,916
Fannie Mae	1,795,310	3.00	6/1/40	1,925,069
Fannie Mae	1,302,756	3.23	11/1/20	1,301,868
Fannie Mae	419,741	3.50	1/1/26	441,388
Fannie Mae	1,062,759	3.50	2/1/32	1,137,006
Fannie Mae	12,267	4.00	9/1/24	12,967
Fannie Mae	90,953	4.00	6/1/25	96,224
Fannie Mae	17,437	4.00	10/1/31	18,778
Fannie Mae	74,978	4.50	4/1/25	79,969
Fannie Mae	2,805	5.00	9/1/20	2,947
Fannie Mae	42	5.50	1/1/21	42
Fannie Mae	197	5.50	10/1/21	198

JUNE 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Fannie Mae	749,257	5.50	8/1/40	879,495
Fannie Mae	1,022,949	5.50	2/1/42	1,174,348

				12,569,398

Government National Mortgage Association - 1.0%
Ginnie Mae, US Treasury + 1.50% [1]	33,983	3.88	4/20/33	35,544
Ginnie Mae, US Treasury + 1.50% [1]	5,645	3.88	4/20/42	5,847
Ginnie Mae	11,442	5.00	12/20/23	12,049
Ginnie Mae	7,486	5.00	9/15/24	7,942
Ginnie Mae	31,847	5.00	6/20/26	34,443
Ginnie Mae	732,767	6.00	7/20/37	867,902

				963,727

Other Federal Agency Securities - 2.4%
Small Business Administration Pools, PRIME - 2.50% [1]	576,633	0.75	5/25/43	574,959
Small Business Administration Pools, PRIME + 0.76% [1]	433,201	4.01	3/25/30	463,724
Small Business Administration Pools, PRIME + 0.80% [1]	1,224,080	4.05	2/25/28	1,307,221

				2,345,904

Total Mortgage Pass-Through Securities (cost: $19,470,915)				19,634,484

Taxable Municipal Bonds - 7.1%
Berks County Industrial Development Authority	140,000	3.20	5/15/21	140,479
City of San Antonio TX	1,000,000	6.04	8/1/33	1,004,080
City of Worcester MA [17]	250,000	6.75	11/1/34	254,738
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,148
Financial Consulting Services Group, LLC [4]	1,000,000	5.50	2/1/21	1,010,498
Massachusetts Educational Financing Authority	430,000	4.00	1/1/32	444,637
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	837,420
New Hampshire Housing Finance Authority	300,000	4.00	7/1/35	306,291
New Hampshire Housing Finance Authority	5,000	4.00	1/1/37	5,193
New Jersey Economic Development Authority	365,000	4.43	12/1/21	375,180
New Jersey Economic Development Authority	500,000	2.88	6/15/24	486,690
New York City Transitional Finance Authority Future Tax Secured Revenue	750,000	6.27	8/1/39	751,905
Tennessee Housing Development Agency	70,000	3.50	7/1/31	71,229
Wisconsin Housing & Economic Development Authority [8]	750,000	3.50	3/1/46	785,370
Wisconsin Public Finance Authority (Statler Hilton) [6]	500,000	3.50	12/15/27	371,520

Total Taxable Municipal Bonds (cost: $6,748,930)				6,850,378

U.S. Treasury / Federal Agency Securities - 19.2%
Federal Agency Issues - 1.1%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	0.68	3/9/23	251,805
U.S. Department of Housing and Urban Development	800,000	4.28	8/1/27	802,407

				1,054,212

U.S. Treasury - 18.1%
U.S. Treasury Bill [6]	2,300,000	0.10	7/21/20	2,299,853
U.S. Treasury Bill [6]	3,500,000	0.10	7/28/20	3,499,654
U.S. Treasury Bill [6]	4,500,000	0.13	10/1/20	4,498,218
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.05% [1]	2,250,000	0.20	10/31/20	2,250,247

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
U.S. Treasury Inflation Indexed Bonds	893,340	0.13	4/15/25	935,871
U.S. Treasury Note	4,000,000	2.00	2/28/21	4,047,812

				17,531,655

Total U.S. Treasury / Federal Agency Securities (cost: $18,529,103)				18,585,867

Short-Term Securities - 15.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.06%	15,240,793			15,240,793

(cost: $15,240,793)
Total Investments in Securities - 107.4% (cost: $103,065,988)				104,034,266

Other Assets and Liabilities, net - (7.4%)				(7,149,552)

Total Net Assets - 100.0%				$96,884,714

[1]

Variable rate security. Rate disclosed is as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2020 was $20,039,534 and represented 20.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2020, 0.8% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2020.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

JUNE 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2020

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	8,531,469	—	8,531,469
Collateralized Mortgage Obligations	—	15,438,761	—	15,438,761
Corporate Bonds	—	19,752,514	—	19,752,514
Mortgage Pass-Through Securities	—	19,634,484	—	19,634,484
Taxable Municipal Bonds	—	6,850,378	—	6,850,378
U.S. Treasury / Federal Agency Securities	—	18,585,867	—	18,585,867
Short-Term Securities	15,240,793	—	—	15,240,793
	15,240,793	88,793,473	—	104,034,266

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6